Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Distribution And Marketing Fees [Table Text Block]

Distribution fees paid to intermediaries were as follows:

	For the Year Ended December 31,
	2013	2012	2011
Total intermediary fees incurred	$112,360	$88,818	$86,166
Less: fees incurred by Artisan Funds	78,036	62,736	61,431

Fees incurred by Artisan	34,324	26,082	24,735
Other marketing expenses	4,074	2,908	1,439

Total distribution and marketing	$38,398	$28,990	$26,174

Components of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income (Loss), net of tax, in the accompanying Consolidated Statements of Financial Condition represents the portion of accumulated other comprehensive income attributable to APAM, and consists of the following:

	As of December 31, 2013	As of December 31, 2012
Unrealized gain on investments	$303	$—
Foreign currency translation	75	—

Accumulated Other Comprehensive Income (Loss)	$378	$—